Provisions for judicial and administrative proceedings, commitments and other provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of year	R$ 9,115,143	R$ 11,604,482	R$ 13,814,978
Interest expense and similar charges	154,499	156,637	217,413
Personnel Expenses	3,788	6,447	8,619
Constitutions / Reversals and Adjustment of provisions	4,472,322	1,693,032	1,996,170
Other Comprehensive Income	834,702	(401,147)	(833,511)
Additions to provisions for contingent commitments	(47,999)	(477,543)	183,248
Payments to external funds	(251,467)	(783,187)	(619,086)
Amount paid	(2,834,076)	(2,713,474)	(3,222,395)
Transfer to other assets - actuarial assets	26,869	27,856	27,045
Balance at end of year	11,473,781	9,115,143	11,604,483
Transfers, exchange differences and other changes		2,040	32,002
Pensions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	1,775,202	2,728,126	3,929,265
Interest expense and similar charges	154,499	156,637	217,413
Personnel Expenses	3,788	6,447	8,619
Constitutions / Reversals and Adjustment of provisions	(89)	40,470	(1,618)
Other Comprehensive Income	834,702	(401,147)	(833,511)
Payments to external funds	(251,467)	(783,187)	(619,086)
Transfer to other assets - actuarial assets	26,869	27,856	27,045
Balance at end of year	2,543,504	1,775,202	2,728,126
Othe Provisions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	7,339,941	8,876,356	9,885,713
Constitutions / Reversals and Adjustment of provisions	4,472,411	1,652,562	1,997,788
Additions to provisions for contingent commitments	(47,999)	(477,543)	183,248
Amount paid	(2,834,076)	(2,713,474)	(3,222,395)
Balance at end of year	R$ 8,930,277	7,339,941	8,876,356
Transfers, exchange differences and other changes		R$ 2,040	R$ 32,002